Investment Held in Trust Account (Details) - Schedule of fair value of held to maturity securities - Spartacus Acquisition Corp [Member] - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Marketable Securities [Line Items]
Carrying Value/Amortized Cost	$ 203,004,294	$ 203,028,982
Gross Unrealized Gains		6,784
Gross Unrealized Losses
Total	203,004,294	203,035,766
U.S. Money Market [Member]
Marketable Securities [Line Items]
Carrying Value/Amortized Cost	203,004,294	5,071
Gross Unrealized Gains
Gross Unrealized Losses
Total	203,004,294	5,071
U.S. Treasury Securities [Member]
Marketable Securities [Line Items]
Carrying Value/Amortized Cost		203,023,911
Gross Unrealized Gains		6,784
Gross Unrealized Losses
Total		$ 203,030,695